                                                                         497(j)


                    [Van Kampen Investments Inc. Letterhead]


                                October 25, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust -- Rule 497(j) Filing
        (File Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust filed via EDGAR on October 20, 2006, a copy of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (212)762-5442 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Rita Rubin
                                                -------------------------
                                                Rita Rubin
                                                Attorney